Other Noncurrent Assets (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment in Overwatch	$ 1,000,000	$ 1,000,000
Operating lease right-of-use asset	1,638,130	671,054
Interest rate swap	1,338,801	1,407,135
Prepaid subscriptions	3,574,764	1,246,128
Other assets	31,908	31,908
Total other noncurrent assets	$ 7,583,603	4,356,225
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Investment in Overwatch		1,000,000	$ 1,000,000
Operating lease right-of-use asset		671,054	577,086
Interest rate swap		1,407,135	25,482
Prepaid subscriptions		1,246,128
Other assets		31,908
Total other noncurrent assets		$ 4,356,225	$ 1,602,568